Aug-01-03 12:36pm From- T-539 P.002/002 F-771

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028303

Cert NYS

1-12644

NYSE

RECD S.E.C.
AUG 1 2003
031

August 1, 2003

PROCESSED
AUG 05 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FINANCIAL SECURITY ASSURANCE HOLDINGS LTD., 5.60% Notes due 2103 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 1, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho